LONG-TERM DEBT (Details) (USD $)					12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended					12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Oneok [Member]	Dec. 31, 2012 Oneok [Member]	Dec. 31, 2013 Oneok [Member] Notes Payables due 2015 [Member]	Dec. 31, 2012 Oneok [Member] Notes Payables due 2015 [Member]	Dec. 31, 2013 Oneok [Member] Note Payable from Public Offering Due 2022 [Member]	Dec. 31, 2012 Oneok [Member] Note Payable from Public Offering Due 2022 [Member]	Dec. 31, 2013 Oneok [Member] Notes Payables due 2035 [Member]	Dec. 31, 2012 Oneok [Member] Notes Payables due 2035 [Member]	Dec. 31, 2013 Oneok [Member] Note Payables 1 due 2028 [Member]	Dec. 31, 2012 Oneok [Member] Note Payables 1 due 2028 [Member]	Dec. 31, 2013 Oneok [Member] Note Payables 2 due 2028 [Member]	Dec. 31, 2012 Oneok [Member] Note Payables 2 due 2028 [Member]	Jan. 31, 2014 ONE Gas [Member] Note Payables 2 due 2019 [Member]	Jan. 31, 2014 ONE Gas [Member] Note Payables due 2024 [Member]	Jan. 31, 2014 ONE Gas [Member] Note Payables due 2044 [Member]	Dec. 31, 2013 Guardian Pipeline [Member]	Dec. 31, 2013 Guardian Pipeline [Member] Notes Payables 1 due 2022 [Member]	Dec. 31, 2012 Guardian Pipeline [Member] Notes Payables 1 due 2022 [Member]	Dec. 31, 2013 Partnership Interest [Member]	Dec. 31, 2012 Partnership Interest [Member]	Dec. 31, 2013 Partnership Interest [Member] Note Payable from Public Offering Due 2023 [Member]	Dec. 31, 2012 Partnership Interest [Member] Note Payable from Public Offering Due 2023 [Member]	Dec. 31, 2013 Partnership Interest [Member] Note Payable from Public Offering Due 2043 [Member]	Dec. 31, 2012 Partnership Interest [Member] Note Payable from Public Offering Due 2043 [Member]	Dec. 31, 2013 Partnership Interest [Member] Notes Payables due 2019 [Member]	Dec. 31, 2012 Partnership Interest [Member] Notes Payables due 2019 [Member]	Dec. 31, 2013 Partnership Interest [Member] Note Payable from Public Offering Due 2016 [Member]	Dec. 31, 2012 Partnership Interest [Member] Note Payable from Public Offering Due 2016 [Member]	Dec. 31, 2013 Partnership Interest [Member] Notes Payable due 2016 [Member]	Dec. 31, 2012 Partnership Interest [Member] Notes Payable due 2016 [Member]	Dec. 31, 2013 Partnership Interest [Member] Note Payable from Public Offering Due 2017 [Member]	Dec. 31, 2012 Partnership Interest [Member] Note Payable from Public Offering Due 2017 [Member]	Dec. 31, 2012 Partnership Interest [Member] Notes Payables due 2012 [Member]	Dec. 31, 2012 Partnership Interest [Member] Notes Payable due 2011 [Member]	Dec. 31, 2013 Partnership Interest [Member] Note Payable from Public Offering Due 2022 [Member]	Dec. 31, 2012 Partnership Interest [Member] Note Payable from Public Offering Due 2022 [Member]	Dec. 31, 2013 Partnership Interest [Member] Notes Payables due 2036 [Member]	Dec. 31, 2012 Partnership Interest [Member] Notes Payables due 2036 [Member]	Dec. 31, 2013 Partnership Interest [Member] Notes Payables due 2037 [Member]	Dec. 31, 2012 Partnership Interest [Member] Notes Payables due 2037 [Member]	Dec. 31, 2013 Partnership Interest [Member] Note Payable from Public Offering Due 2041 [Member]	Dec. 31, 2012 Partnership Interest [Member] Note Payable from Public Offering Due 2041 [Member]	Dec. 31, 2013 Partnership Interest [Member] Note Payable from Public Offering Due 2018 [Member]	Dec. 31, 2012 Partnership Interest [Member] Note Payable from Public Offering Due 2018 [Member]	Dec. 31, 2012 Notes Payables due 2012 [Member] Partnership Interest [Member]	Mar. 31, 2012 Notes Payables due 2012 [Member] Partnership Interest [Member] Note Payable from Public Offering Due 2017 [Member]	Dec. 31, 2013 Senior Notes [Member] Partnership Interest [Member]	Dec. 31, 2012 Senior Notes [Member] Partnership Interest [Member]	Dec. 31, 2013 Northern Border Pipeline [Member] Rate	Dec. 31, 2012 Northern Border Pipeline [Member] Rate	Mar. 31, 2014 Subsequent Event [Member] Oneok [Member] Notes Payables due 2015 [Member]	Mar. 31, 2014 Subsequent Event [Member] Oneok [Member] Note Payable from Public Offering Due 2022 [Member]	Mar. 31, 2014 Subsequent Event [Member] ONE Gas [Member]	Jan. 31, 2014 Subsequent Event [Member] ONE Gas [Member]	Jan. 31, 2014 Subsequent Event [Member] ONE Gas [Member] Note Payables 2 due 2019 [Member]	Jan. 31, 2014 Subsequent Event [Member] ONE Gas [Member] Note Payables due 2024 [Member]	Jan. 31, 2014 Subsequent Event [Member] ONE Gas [Member] Note Payables due 2044 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date																		Sep. 30, 2022																	Apr. 01, 2012	Mar. 15, 2011												Apr. 01, 2012
Long-term Debt, Gross	$ 7,754,857,000	$ 6,512,519,000	$ 1,687,649,000	$ 1,687,662,000	$ 400,000,000	$ 400,000,000	$ 700,000,000	$ 700,000,000	$ 400,000,000	$ 400,000,000	$ 87,649,000	$ 87,662,000	$ 100,000,000	$ 100,000,000		$ 300,000,000	$ 600,000,000		$ 67,208,000	$ 74,857,000	$ 6,067,208,000	$ 4,824,857,000	$ 425,000,000	$ 0	$ 400,000,000	$ 0	$ 500,000,000	$ 500,000,000	$ 650,000,000	$ 650,000,000	$ 450,000,000	$ 450,000,000	$ 400,000,000	$ 400,000,000	$ 350,000,000		$ 900,000,000	$ 900,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 600,000,000	$ 650,000,000	$ 650,000,000	$ 425,000,000	$ 0	$ 350,000,000									$ 1,200,000,000	$ 300,000,000	$ 300,000,000	$ 600,000,000
Long-term Debt, Weighted Average Interest Rate																			7.85%
Interest Rate (in hundredths)					5.20%		4.25%		6.00%		6.50%		6.875%		2.07%								5.00%		6.20%		8.625%		3.25%		6.15%		2.00%		5.90%		3.375%		6.65%		6.85%		6.125%		3.20%		5.90%											3.61%	4.658%
Unamortized portion of terminated swaps	25,340,000	27,058,000
Unamortized debt discount	(15,890,000)	(14,878,000)
Current maturities	(10,650,000)	(10,650,000)
Debt instrument call feature					ONEOK may redeem the senior notes due 2015, 2028 (6.875 percent) and 2035, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK may redeem the senior notes due 2028 (6.5 percent), in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest. ONEOK may redeem the remaining balance of its 4.25-percent senior notes due 2022 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting three months before the maturity date. Prior to this date, ONEOK may redeem these senior notes on the same basis as its other senior notes due 2015, 2028 (6.875 percent) and 2035. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK’s senior notes due 2015, 2022, 2028 and 2035 are senior unsecured obligations, ranking equally in right of payment with all of ONEOK’s existing and future unsecured senior indebtedness.		ONEOK may redeem the senior notes due 2015, 2028 (6.875 percent) and 2035, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK may redeem the senior notes due 2028 (6.5 percent), in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest. ONEOK may redeem the remaining balance of its 4.25-percent senior notes due 2022 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting three months before the maturity date. Prior to this date, ONEOK may redeem these senior notes on the same basis as its other senior notes due 2015, 2028 (6.875 percent) and 2035. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK’s senior notes due 2015, 2022, 2028 and 2035 are senior unsecured obligations, ranking equally in right of payment with all of ONEOK’s existing and future unsecured senior indebtedness.		ONEOK may redeem the senior notes due 2015, 2028 (6.875 percent) and 2035, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK may redeem the senior notes due 2028 (6.5 percent), in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest. ONEOK may redeem the remaining balance of its 4.25-percent senior notes due 2022 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting three months before the maturity date. Prior to this date, ONEOK may redeem these senior notes on the same basis as its other senior notes due 2015, 2028 (6.875 percent) and 2035. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK’s senior notes due 2015, 2022, 2028 and 2035 are senior unsecured obligations, ranking equally in right of payment with all of ONEOK’s existing and future unsecured senior indebtedness.		ONEOK may redeem the senior notes due 2015, 2028 (6.875 percent) and 2035, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK may redeem the senior notes due 2028 (6.5 percent), in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest. ONEOK may redeem the remaining balance of its 4.25-percent senior notes due 2022 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting three months before the maturity date. Prior to this date, ONEOK may redeem these senior notes on the same basis as its other senior notes due 2015, 2028 (6.875 percent) and 2035. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK’s senior notes due 2015, 2022, 2028 and 2035 are senior unsecured obligations, ranking equally in right of payment with all of ONEOK’s existing and future unsecured senior indebtedness.		ONEOK may redeem the senior notes due 2015, 2028 (6.875 percent) and 2035, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK may redeem the senior notes due 2028 (6.5 percent), in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest. ONEOK may redeem the remaining balance of its 4.25-percent senior notes due 2022 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting three months before the maturity date. Prior to this date, ONEOK may redeem these senior notes on the same basis as its other senior notes due 2015, 2028 (6.875 percent) and 2035. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK’s senior notes due 2015, 2022, 2028 and 2035 are senior unsecured obligations, ranking equally in right of payment with all of ONEOK’s existing and future unsecured senior indebtedness.										ONEOK Partners may redeem its senior notes due 2016 (6.15 percent), 2019, 2036 and 2037, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners may redeem its senior notes due 2017 and its senior notes due 2022 at par starting one month and three months, respectively, before their maturity dates. ONEOK Partners may redeem its senior notes due 2016 (3.25 percent) and 2041 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting one month and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners may redeem these senior notes in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK Partners’ may redeem its senior notes due 2018, 2023, and 2043 at par, plus accrued and unpaid interest to the redemption date, starting one month, three months, and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners’ may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners’ senior notes are senior unsecured obligations, ranking equally in right of payment with all of ONEOK Partners’ existing and future unsecured senior indebtedness, and are structurally subordinate to all of the existing and future debt and other liabilities of any nonguarantor subsidiaries. ONEOK Partners’ senior notes are nonrecourse to ONEOK.		ONEOK Partners may redeem its senior notes due 2016 (6.15 percent), 2019, 2036 and 2037, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners may redeem its senior notes due 2017 and its senior notes due 2022 at par starting one month and three months, respectively, before their maturity dates. ONEOK Partners may redeem its senior notes due 2016 (3.25 percent) and 2041 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting one month and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners may redeem these senior notes in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK Partners’ may redeem its senior notes due 2018, 2023, and 2043 at par, plus accrued and unpaid interest to the redemption date, starting one month, three months, and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners’ may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners’ senior notes are senior unsecured obligations, ranking equally in right of payment with all of ONEOK Partners’ existing and future unsecured senior indebtedness, and are structurally subordinate to all of the existing and future debt and other liabilities of any nonguarantor subsidiaries. ONEOK Partners’ senior notes are nonrecourse to ONEOK.		ONEOK Partners may redeem its senior notes due 2016 (6.15 percent), 2019, 2036 and 2037, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners may redeem its senior notes due 2017 and its senior notes due 2022 at par starting one month and three months, respectively, before their maturity dates. ONEOK Partners may redeem its senior notes due 2016 (3.25 percent) and 2041 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting one month and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners may redeem these senior notes in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK Partners’ may redeem its senior notes due 2018, 2023, and 2043 at par, plus accrued and unpaid interest to the redemption date, starting one month, three months, and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners’ may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners’ senior notes are senior unsecured obligations, ranking equally in right of payment with all of ONEOK Partners’ existing and future unsecured senior indebtedness, and are structurally subordinate to all of the existing and future debt and other liabilities of any nonguarantor subsidiaries. ONEOK Partners’ senior notes are nonrecourse to ONEOK.		ONEOK Partners may redeem its senior notes due 2016 (6.15 percent), 2019, 2036 and 2037, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners may redeem its senior notes due 2017 and its senior notes due 2022 at par starting one month and three months, respectively, before their maturity dates. ONEOK Partners may redeem its senior notes due 2016 (3.25 percent) and 2041 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting one month and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners may redeem these senior notes in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK Partners’ may redeem its senior notes due 2018, 2023, and 2043 at par, plus accrued and unpaid interest to the redemption date, starting one month, three months, and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners’ may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners’ senior notes are senior unsecured obligations, ranking equally in right of payment with all of ONEOK Partners’ existing and future unsecured senior indebtedness, and are structurally subordinate to all of the existing and future debt and other liabilities of any nonguarantor subsidiaries. ONEOK Partners’ senior notes are nonrecourse to ONEOK.		ONEOK Partners may redeem its senior notes due 2016 (6.15 percent), 2019, 2036 and 2037, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners may redeem its senior notes due 2017 and its senior notes due 2022 at par starting one month and three months, respectively, before their maturity dates. ONEOK Partners may redeem its senior notes due 2016 (3.25 percent) and 2041 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting one month and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners may redeem these senior notes in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK Partners’ may redeem its senior notes due 2018, 2023, and 2043 at par, plus accrued and unpaid interest to the redemption date, starting one month, three months, and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners’ may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners’ senior notes are senior unsecured obligations, ranking equally in right of payment with all of ONEOK Partners’ existing and future unsecured senior indebtedness, and are structurally subordinate to all of the existing and future debt and other liabilities of any nonguarantor subsidiaries. ONEOK Partners’ senior notes are nonrecourse to ONEOK.		ONEOK Partners may redeem its senior notes due 2016 (6.15 percent), 2019, 2036 and 2037, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners may redeem its senior notes due 2017 and its senior notes due 2022 at par starting one month and three months, respectively, before their maturity dates. ONEOK Partners may redeem its senior notes due 2016 (3.25 percent) and 2041 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting one month and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners may redeem these senior notes in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK Partners’ may redeem its senior notes due 2018, 2023, and 2043 at par, plus accrued and unpaid interest to the redemption date, starting one month, three months, and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners’ may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners’ senior notes are senior unsecured obligations, ranking equally in right of payment with all of ONEOK Partners’ existing and future unsecured senior indebtedness, and are structurally subordinate to all of the existing and future debt and other liabilities of any nonguarantor subsidiaries. ONEOK Partners’ senior notes are nonrecourse to ONEOK.				ONEOK Partners may redeem its senior notes due 2016 (6.15 percent), 2019, 2036 and 2037, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners may redeem its senior notes due 2017 and its senior notes due 2022 at par starting one month and three months, respectively, before their maturity dates. ONEOK Partners may redeem its senior notes due 2016 (3.25 percent) and 2041 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting one month and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners may redeem these senior notes in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK Partners’ may redeem its senior notes due 2018, 2023, and 2043 at par, plus accrued and unpaid interest to the redemption date, starting one month, three months, and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners’ may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners’ senior notes are senior unsecured obligations, ranking equally in right of payment with all of ONEOK Partners’ existing and future unsecured senior indebtedness, and are structurally subordinate to all of the existing and future debt and other liabilities of any nonguarantor subsidiaries. ONEOK Partners’ senior notes are nonrecourse to ONEOK.		ONEOK Partners may redeem its senior notes due 2016 (6.15 percent), 2019, 2036 and 2037, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners may redeem its senior notes due 2017 and its senior notes due 2022 at par starting one month and three months, respectively, before their maturity dates. ONEOK Partners may redeem its senior notes due 2016 (3.25 percent) and 2041 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting one month and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners may redeem these senior notes in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK Partners’ may redeem its senior notes due 2018, 2023, and 2043 at par, plus accrued and unpaid interest to the redemption date, starting one month, three months, and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners’ may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners’ senior notes are senior unsecured obligations, ranking equally in right of payment with all of ONEOK Partners’ existing and future unsecured senior indebtedness, and are structurally subordinate to all of the existing and future debt and other liabilities of any nonguarantor subsidiaries. ONEOK Partners’ senior notes are nonrecourse to ONEOK.		ONEOK Partners may redeem its senior notes due 2016 (6.15 percent), 2019, 2036 and 2037, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners may redeem its senior notes due 2017 and its senior notes due 2022 at par starting one month and three months, respectively, before their maturity dates. ONEOK Partners may redeem its senior notes due 2016 (3.25 percent) and 2041 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting one month and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners may redeem these senior notes in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK Partners’ may redeem its senior notes due 2018, 2023, and 2043 at par, plus accrued and unpaid interest to the redemption date, starting one month, three months, and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners’ may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners’ senior notes are senior unsecured obligations, ranking equally in right of payment with all of ONEOK Partners’ existing and future unsecured senior indebtedness, and are structurally subordinate to all of the existing and future debt and other liabilities of any nonguarantor subsidiaries. ONEOK Partners’ senior notes are nonrecourse to ONEOK.		ONEOK Partners may redeem its senior notes due 2016 (6.15 percent), 2019, 2036 and 2037, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners may redeem its senior notes due 2017 and its senior notes due 2022 at par starting one month and three months, respectively, before their maturity dates. ONEOK Partners may redeem its senior notes due 2016 (3.25 percent) and 2041 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting one month and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners may redeem these senior notes in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK Partners’ may redeem its senior notes due 2018, 2023, and 2043 at par, plus accrued and unpaid interest to the redemption date, starting one month, three months, and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners’ may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners’ senior notes are senior unsecured obligations, ranking equally in right of payment with all of ONEOK Partners’ existing and future unsecured senior indebtedness, and are structurally subordinate to all of the existing and future debt and other liabilities of any nonguarantor subsidiaries. ONEOK Partners’ senior notes are nonrecourse to ONEOK.		ONEOK Partners may redeem its senior notes due 2016 (6.15 percent), 2019, 2036 and 2037, in whole or in part, at any time prior to their maturity at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners may redeem its senior notes due 2017 and its senior notes due 2022 at par starting one month and three months, respectively, before their maturity dates. ONEOK Partners may redeem its senior notes due 2016 (3.25 percent) and 2041 at a redemption price equal to the principal amount, plus accrued and unpaid interest, starting one month and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners may redeem these senior notes in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. ONEOK Partners’ may redeem its senior notes due 2018, 2023, and 2043 at par, plus accrued and unpaid interest to the redemption date, starting one month, three months, and six months, respectively, before their maturity dates. Prior to these dates, ONEOK Partners’ may redeem these notes, in whole or in part, at a redemption price equal to the principal amount, plus accrued and unpaid interest and a make-whole premium. The redemption price will never be less than 100 percent of the principal amount of the respective note plus accrued and unpaid interest to the redemption date. ONEOK Partners’ senior notes are senior unsecured obligations, ranking equally in right of payment with all of ONEOK Partners’ existing and future unsecured senior indebtedness, and are structurally subordinate to all of the existing and future debt and other liabilities of any nonguarantor subsidiaries. ONEOK Partners’ senior notes are nonrecourse to ONEOK.
Debt instrument covenant description					The indentures governing ONEOK’s senior notes due 2028 (6.5 percent and 6.875 percent) include an event of default upon acceleration of other indebtedness of $15 million or more, and the indentures governing the senior notes due 2015, 2022 and 2035 include an event of default upon the acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of the outstanding senior notes due 2015, 2022, 2028 and 2035 to declare those senior notes immediately due and payable in full.		The indentures governing ONEOK’s senior notes due 2028 (6.5 percent and 6.875 percent) include an event of default upon acceleration of other indebtedness of $15 million or more, and the indentures governing the senior notes due 2015, 2022 and 2035 include an event of default upon the acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of the outstanding senior notes due 2015, 2022, 2028 and 2035 to declare those senior notes immediately due and payable in full.		The indentures governing ONEOK’s senior notes due 2028 (6.5 percent and 6.875 percent) include an event of default upon acceleration of other indebtedness of $15 million or more, and the indentures governing the senior notes due 2015, 2022 and 2035 include an event of default upon the acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of the outstanding senior notes due 2015, 2022, 2028 and 2035 to declare those senior notes immediately due and payable in full.		The indentures governing ONEOK’s senior notes due 2028 (6.5 percent and 6.875 percent) include an event of default upon acceleration of other indebtedness of $15 million or more, and the indentures governing the senior notes due 2015, 2022 and 2035 include an event of default upon the acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of the outstanding senior notes due 2015, 2022, 2028 and 2035 to declare those senior notes immediately due and payable in full.		The indentures governing ONEOK’s senior notes due 2028 (6.5 percent and 6.875 percent) include an event of default upon acceleration of other indebtedness of $15 million or more, and the indentures governing the senior notes due 2015, 2022 and 2035 include an event of default upon the acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of the outstanding senior notes due 2015, 2022, 2028 and 2035 to declare those senior notes immediately due and payable in full.						The Guardian Pipeline senior notes were issued under a master shelf agreement dated November 8, 2001, with certain financial institutions. Principal payments are due quarterly through 2022. These senior notes contain financial covenants that require the maintenance of certain ratios defined in the master shelf agreement based on Guardian Pipeline’s financial position and results of operations. Upon any breach of these covenants, all amounts outstanding under the master shelf agreement may become due and payable immediately. At December 31, 2013, Guardian Pipeline was in compliance with its financial covenants.				ONEOK Partners senior notes are governed by an indenture, dated as of September 25, 2006, between ONEOK Partners and Wells Fargo Bank, N.A., the trustee, as supplemented. The indenture does not limit the aggregate principal amount of debt securities that may be issued and provides that debt securities may be issued from time to time in one or more additional series. The indenture contains covenants including, among other provisions, limitations on ONEOK Partners’ ability to place liens on its property or assets and to sell and lease back its property. The indenture includes an event of default upon acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of any of ONEOK Partners’ outstanding senior notes to declare those notes immediately due and payable in full.		ONEOK Partners senior notes are governed by an indenture, dated as of September 25, 2006, between ONEOK Partners and Wells Fargo Bank, N.A., the trustee, as supplemented. The indenture does not limit the aggregate principal amount of debt securities that may be issued and provides that debt securities may be issued from time to time in one or more additional series. The indenture contains covenants including, among other provisions, limitations on ONEOK Partners’ ability to place liens on its property or assets and to sell and lease back its property. The indenture includes an event of default upon acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of any of ONEOK Partners’ outstanding senior notes to declare those notes immediately due and payable in full.		ONEOK Partners senior notes are governed by an indenture, dated as of September 25, 2006, between ONEOK Partners and Wells Fargo Bank, N.A., the trustee, as supplemented. The indenture does not limit the aggregate principal amount of debt securities that may be issued and provides that debt securities may be issued from time to time in one or more additional series. The indenture contains covenants including, among other provisions, limitations on ONEOK Partners’ ability to place liens on its property or assets and to sell and lease back its property. The indenture includes an event of default upon acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of any of ONEOK Partners’ outstanding senior notes to declare those notes immediately due and payable in full.		ONEOK Partners senior notes are governed by an indenture, dated as of September 25, 2006, between ONEOK Partners and Wells Fargo Bank, N.A., the trustee, as supplemented. The indenture does not limit the aggregate principal amount of debt securities that may be issued and provides that debt securities may be issued from time to time in one or more additional series. The indenture contains covenants including, among other provisions, limitations on ONEOK Partners’ ability to place liens on its property or assets and to sell and lease back its property. The indenture includes an event of default upon acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of any of ONEOK Partners’ outstanding senior notes to declare those notes immediately due and payable in full.		ONEOK Partners senior notes are governed by an indenture, dated as of September 25, 2006, between ONEOK Partners and Wells Fargo Bank, N.A., the trustee, as supplemented. The indenture does not limit the aggregate principal amount of debt securities that may be issued and provides that debt securities may be issued from time to time in one or more additional series. The indenture contains covenants including, among other provisions, limitations on ONEOK Partners’ ability to place liens on its property or assets and to sell and lease back its property. The indenture includes an event of default upon acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of any of ONEOK Partners’ outstanding senior notes to declare those notes immediately due and payable in full.		ONEOK Partners senior notes are governed by an indenture, dated as of September 25, 2006, between ONEOK Partners and Wells Fargo Bank, N.A., the trustee, as supplemented. The indenture does not limit the aggregate principal amount of debt securities that may be issued and provides that debt securities may be issued from time to time in one or more additional series. The indenture contains covenants including, among other provisions, limitations on ONEOK Partners’ ability to place liens on its property or assets and to sell and lease back its property. The indenture includes an event of default upon acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of any of ONEOK Partners’ outstanding senior notes to declare those notes immediately due and payable in full.				ONEOK Partners senior notes are governed by an indenture, dated as of September 25, 2006, between ONEOK Partners and Wells Fargo Bank, N.A., the trustee, as supplemented. The indenture does not limit the aggregate principal amount of debt securities that may be issued and provides that debt securities may be issued from time to time in one or more additional series. The indenture contains covenants including, among other provisions, limitations on ONEOK Partners’ ability to place liens on its property or assets and to sell and lease back its property. The indenture includes an event of default upon acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of any of ONEOK Partners’ outstanding senior notes to declare those notes immediately due and payable in full.		ONEOK Partners senior notes are governed by an indenture, dated as of September 25, 2006, between ONEOK Partners and Wells Fargo Bank, N.A., the trustee, as supplemented. The indenture does not limit the aggregate principal amount of debt securities that may be issued and provides that debt securities may be issued from time to time in one or more additional series. The indenture contains covenants including, among other provisions, limitations on ONEOK Partners’ ability to place liens on its property or assets and to sell and lease back its property. The indenture includes an event of default upon acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of any of ONEOK Partners’ outstanding senior notes to declare those notes immediately due and payable in full.		ONEOK Partners senior notes are governed by an indenture, dated as of September 25, 2006, between ONEOK Partners and Wells Fargo Bank, N.A., the trustee, as supplemented. The indenture does not limit the aggregate principal amount of debt securities that may be issued and provides that debt securities may be issued from time to time in one or more additional series. The indenture contains covenants including, among other provisions, limitations on ONEOK Partners’ ability to place liens on its property or assets and to sell and lease back its property. The indenture includes an event of default upon acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of any of ONEOK Partners’ outstanding senior notes to declare those notes immediately due and payable in full.		ONEOK Partners senior notes are governed by an indenture, dated as of September 25, 2006, between ONEOK Partners and Wells Fargo Bank, N.A., the trustee, as supplemented. The indenture does not limit the aggregate principal amount of debt securities that may be issued and provides that debt securities may be issued from time to time in one or more additional series. The indenture contains covenants including, among other provisions, limitations on ONEOK Partners’ ability to place liens on its property or assets and to sell and lease back its property. The indenture includes an event of default upon acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of any of ONEOK Partners’ outstanding senior notes to declare those notes immediately due and payable in full.		ONEOK Partners senior notes are governed by an indenture, dated as of September 25, 2006, between ONEOK Partners and Wells Fargo Bank, N.A., the trustee, as supplemented. The indenture does not limit the aggregate principal amount of debt securities that may be issued and provides that debt securities may be issued from time to time in one or more additional series. The indenture contains covenants including, among other provisions, limitations on ONEOK Partners’ ability to place liens on its property or assets and to sell and lease back its property. The indenture includes an event of default upon acceleration of other indebtedness of $100 million or more. Such events of default would entitle the trustee or the holders of 25 percent in aggregate principal amount of any of ONEOK Partners’ outstanding senior notes to declare those notes immediately due and payable in full.
2014	10,700,000		3,000,000																7,700,000		0
2015	410,700,000		403,000,000																7,700,000		0
2016	1,110,700,000		3,000,000																7,700,000		1,100,000,000
2017	410,700,000		3,000,000																7,700,000		400,000,000
2018	435,700,000		3,000,000																7,700,000		425,000,000
Underwritten public offering																																																	1,250,000,000	1,300,000,000
Net proceeds from public offering								694,300,000																																									1,240,000,000	1,290,000,000					1,190,000,000
Related Party Transaction, Amounts of Transaction																																																							1,130,000,000
Extinguishment of Debt, Amount																																																					400,000,000	152,500,000
Early Repayment of Senior Debt																																																					429,000,000	150,000,000
Long-term debt	$ 7,753,657,000	$ 6,514,049,000
MasterShelfAgreementInitiationDate																		November 8, 2001
Debt Guarantee [Abstract]
Net ownership percentage																																																			50.00%	50.00%